Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income before income taxes
U.S.	$ 9,330	$ 7,786	$ 6,738
Foreign	187	123	127
Income before income taxes	9,517	7,909	6,865
Current tax expense (benefit)
U.S. Federal	1,183	1,252	1,418
U.S. State and local	394	279	482
Foreign	36	20	16
Total current tax expense (benefit)	1,613	1,551	1,916
Deferred tax expense (benefit)
U.S. Federal	209	(5)	(342)
U.S. State and local	99	35	(183)
Foreign	0	(1)	16
Total deferred tax expense (benefit)	308	29	(509)
Total income tax expense (benefit)
U.S. Federal	1,392	1,247	1,076
U.S. State and local	493	314	299
Foreign	36	19	32
Total income tax expense (benefit)	$ 1,921	$ 1,580	$ 1,407